Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025
C000069418
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Project and Trade Finance Core Fund
Without Sales Load [Member] | C000069418
Average Annual Return [Line Items]
Average Annual Return, Percent	8.78%	6.31%	4.56%
FEDERATED INDEX: Bloomberg Global Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index
Average Annual Return, Percent	3.05%	(1.38%)	0.61%
FEDERATED INDEX: ICE BofA US Dollar 1-Month Deposit Offered Rate Constant Maturity Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA US Dollar 1-Month Deposit Offered Rate Constant Maturity Index
Average Annual Return, Percent	5.12%	2.69%	1.99%